SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                                DWS Balanced Fund

The following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The fund is managed by separate teams of investment professionals who develop and implement each strategy within a particular asset category which together make up the fund's overall investment strategy. Each portfolio management team has authority over all aspects of the fund's investment portfolio allocated to it, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of cash flows in accordance with portfolio holdings. The fund's allocation to various asset categories and strategies is determined by the asset allocation team.

The following people handle the day-to-day management of the fund:

Robert Wang                               James B. Francis, CFA
Managing Director of Deutsche Asset       Director of Deutsche Asset Management
Management and Portfolio Manager of       and Portfolio Manager of the fund.
the fund.                                  o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management in       in 2008 after 20 years of
   1995 as portfolio manager for asset       experience as senior quantitative
   allocation after 13 years of              global equity portfolio manager at
   experience of trading fixed income,       State Street Global Advisors, and
   foreign exchange and derivative           most recently, Northern Trust
   products at J.P. Morgan.                  Global Investments.
 o Global Head of Quantitative             o Head of Active Quantitative Equity
   Strategies Portfolio Management:          Portfolio Management: New York.
   New York.                               o Joined the fund in 2008.
 o Joined the fund in 2005.                o BS in Applied Mathematics from
 o BS, The Wharton School, University        University of Massachusetts,
   of Pennsylvania.                          Amherst.

July 14, 2009                                             [DWS Investments Logo]
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Inna Okounkova                            William Chepolis, CFA
Director of Deutsche Asset Management     Managing Director of Deutsche Asset
and Portfolio Manager of the fund.        Management and Portfolio Manager of
 o Joined Deutsche Asset Management       the fund.
   in 1999 as a quantitative analyst,      o Joined Deutsche Asset Management
   becoming an associate Portfolio           in 1998 after 13 years of
   Manager in 2001.                          experience as vice president and
 o Global Asset Allocation Portfolio         portfolio manager for Norwest
   Manager: New York.                        Bank, where he managed the bank's
 o Joined the fund in 2005.                  fixed income and foreign exchange
 o BS, MS, Moscow State University;          portfolios.
   MBA, University of Chicago Graduate     o Portfolio Manager for Retail
   School of Business.                       Mortgage Backed Securities: New
                                             York.
Thomas Picciochi                           o Joined the fund in 2005.
Director of Deutsche Asset Management      o BIS, University of Minnesota.
and Portfolio Manager of the fund.
 o Joined Deutsche Asset Management in    Owen Fitzpatrick, CFA
   1999, formerly serving as portfolio    Managing Director of Deutsche Asset
   manager for Absolute Return            Management and Portfolio Manager of
   Strategies, after 13 years of          the fund.
   experience in various research and      o Joined Deutsche Asset Management
   analysis positions at State Street        and the fund in 2009.
   Global Advisors, FPL Energy,            o Prior to joining Deutsche Asset
   Barnett Bank, Trade Finance               Management, he was Managing
   Corporation and Reserve Financial         Director of Deutsche Bank Private
   Management.                               Wealth Management and served as
 o Senior portfolio manager for              head of U.S. Equity Strategy and
   Quantitative Strategies: New York.        manager of the U.S. large cap
 o Joined the fund in 2007.                  core, value and growth portfolios
 o BA and MBA, University of Miami.          and member of the U.S. Investment
                                             Committee and head of the Equity
John Brennan                                 Strategy Group.
Director of Deutsche Asset Management      o Previous experience includes over
and Portfolio Manager of the fund.           21 years of experience in trust
 o Joined Deutsche Asset Management          and investment management. Prior
   and the fund in 2007 after 14 years       to joining Deutsche Bank in 1995,
   of experience at INVESCO and              managed an equity income fund,
   Freddie Mac. Previously, was head         trust and advisory relationships
   of Structured Securities sector           for Princeton Bank & Trust
   team at INVESCO and before that was       Company, where he was also
   senior fixed income portfolio             responsible for research coverage
   manager at Freddie Mac specializing       of the consumer cyclical sector.
   in MBS, CMBS, collateralized              Previously served as a portfolio
   mortgage obligations, ARMS,               manager at Manufacturer's Hanover
   mortgage derivatives, US Treasuries       Trust Company.
   and agency debt.                        o BA and MBA, Fordham University.
 o Portfolio Manager for Structured
   Finance: Louisville.
 o BS, University of Maryland; MBA
   William & Mary.


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

Matthew F. MacDonald, CFA                 Mark Schumann
Director of Deutsche Asset Management     Vice President of Deutsche Asset
and Portfolio Manager of the fund.        Management and Portfolio Manager of
 o Joined Deutsche Asset Management       the portfolio.
   and the fund in 2006 after 14 years     o Joined Deutsche Asset Management
   of fixed income experience at Bank        in November 2003 and the fund in
   of America Global Structured              2009.
   Products and PPM America, Inc.,         o Portfolio Manager for European
   where he was portfolio manager for        Large Cap Equity: Frankfurt.
   public fixed income, including MBS,     o Masters (Lic oec) from University
   ABS, CDOs and corporate bonds;            of St. Gallen (HSG).
   earlier, as an analyst for MBS, ABS
   and money markets; and originally,     Richard Shepley
   at Duff & Phelps Credit Rating         Managing Director of Deutsche Asset
   Company.                               Management and Portfolio Manager of
 o Portfolio Manager for Retail           the fund.
   Mortgage Backed Securities: New         o Joined Deutsche Asset Management
   York.                                     in 1998 and the fund in 2009.
 o BA, Harvard University; MBA,            o Previous experience includes eight
   University of Chicago Graduate            years of investment industry
   School of Business.                       experience as research analyst for
                                             global beverage and media sectors
J. Richard Robben, CFA                       at Newton Investment Management
Vice President of Deutsche Asset             and assistant manager in corporate
Management and Portfolio Manager             tax and corporate insolvency
of the fund.                                 department at PriceWaterhouse,
 o Joined Deutsche Asset Management          London.
   and the fund in 2007 after 11 years     o MA, Oxford University.
   of experience at INVESCO
   Institutional, most recently as        Michael Sieghart, CFA
   senior portfolio manager for           Managing Director of Deutsche Asset
   LIBOR-related strategies and head      Management and Portfolio Manager of
   of portfolio construction group for    the fund.
   North American Fixed Income.            o Joined Deutsche Asset Management
 o Portfolio Manager for Institutional       in 1997 and the fund in 2009.
   Fixed Income: Louisville.               o Senior fund manager of global and
 o BA, Bellarmine University.                European equities: Frankfurt.
                                           o Master's degree in finance and
Thomas Schuessler, PhD                       economics from the University of
Managing Director of Deutsche Asset          Economics and Business
Management and Portfolio Manager of          Administration, Vienna.
the fund.
 o Joined Deutsche Asset Management
   in 2001 after five years at
   Deutsche Bank where he managed
   various projects and worked in the
   office of the Chairman of the
   Management Board.
 o US and Global Fund Management:
   Frankfurt.
 o Joined the fund in 2008.
 o PhD, University of Heidelberg,
   studies in physics and economics at
   University of Heidelberg and
   University of Utah.

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                                        3

Gary Sullivan, CFA                       Andreas Wendelken
Managing Director of Deutsche Asset      Director of Deutsche Asset Management
Management and Portfolio Manager of      and Portfolio Manager of the fund.
the fund.                                 o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management         2001 and the fund in 2009.
   in 1996 and the fund in 2006.          o Portfolio manager for emerging
   Served as the head of the High           markets equity: Frankfurt.
   Yield group in Europe and as an        o Previously worked for 2 years as
   Emerging Markets portfolio manager.      relationship manager for
 o Prior to that, four years at             Southeastern Europe at Deutsche
   Citicorp as a research analyst and       Bank's Global Corporates and
   structurer of collateralized             Institutions division.
   mortgage obligations. Prior to         o Master's degree in business
   Citicorp, served as an officer in        administration from Frankfurt
   the US Army from 1988 to 1991.           School of Finance & Management
 o BS, United States Military Academy       (previously: HfB), Frankfurt;
   (West Point); MBA, New York              completed bank training program
   University, Stern School of              ("Bankkaufmann") at Bremer
   Business.                                Landesbank, Bremen.

The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding other accounts managed.











               Please Retain This Supplement for Future Reference


July 14, 2009
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